Legacy Comera Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Temporary Equity [Line Items]
Convertible Preferred Stock

10. Convertible Preferred Stock

As of December 31, 2022, the Company’s amended and restated certificate of incorporation (the “Articles”) provides for a class of authorized stock known as preferred stock, consisting of 1,000,000 shares, $0.0001 par value per share, issuable from time to time in one or more series. In connection with the Transaction, a certificate of designation was filed to designate and authorize the issuance of up to 4,305 shares of Series A Preferred Stock.

Convertible preferred stock consisted of the following as of December 31, 2022:

	Par Value	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	$0.0001	4,305	4,305	$4,517,710	$4,517,710	342,754

In May 2022, the Company issued 4,305 shares of Series A Preferred Stock (“the Preferred Stock”). The Preferred Stock was issued in connection with the Transaction and the Settlement Agreement (Note 3) in settlement of $4.3 million of underwriting and advisory fees owed to Maxim with an original purchase price of $1,000 per share (the “Series A Original Purchase Price”). The Company incurred $162 thousand of issuance costs in connection with the Series A Preferred Stock.

As of December 31, 2022, the holders of the Preferred Stock have the following rights and preferences:

Voting Rights—

The holders of the Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote. Except for the actions requiring the approval or consent of the holders of preferred stock, the holders of preferred stock shall vote together with the holders of common stock and vote as a single class.

Dividends—

The holders of the Preferred Stock shall be entitled to receive, prior and in preference to the declaration or payment of any dividend on any other currently-outstanding capital stock, dividends when, as and if declared by the Board of Directors, payable quarterly on January 1, April 1, July 1 and October 1 of each calendar year (each date a “Series A Quarterly Dividend Payment Date”), commencing on and including July 1, 2022, which dividends shall be paid in cash at a rate of 8.0% per annum on the Series A Original Purchase Price for the first six Series A Quarterly Dividend Payment Dates, which shall increase by 2% per annum from and after each successive Series A Quarterly Dividend Payment Date, up to a maximum of 18%. Such dividends shall cumulate quarterly at the Series A Dividend Rate if not declared and paid on a Series A Quarterly Dividend Payment Date. As of December 31, 2022, no cash dividends have been declared or paid and the Company has $213 thousand of cumulative dividends in arrears.

Liquidation Rights—

In the event of any voluntary or involuntary liquidation event, dissolution, winding up of the Company or upon the occurrence of certain events considered to be deemed liquidation events, each holder of the then outstanding Series A Preferred Stock will be entitled to receive a preferential payment equal to the Series A Original Purchase Price plus the aggregate amount of dividends then accrued, prior and in preference to any distributions to the holders of the common stock. After payments have been made in full to the holders of the Series A Preferred Stock, then, to the extent available, the remaining amounts will be distributed among the holders of the common stock, pro rata based on the number of shares of common stock held by each holder.

Conversion—

Each share of preferred stock is convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, determined by dividing the Series A Original Issuance Price by $12.56 (as may be adjusted for stock splits, dilutive issuances and the like, the “Series A Conversion Price”); provided, however, in no event shall outstanding shares of the Preferred Stock be converted into more than 19.99% of the outstanding shares of common stock. The Company shall at all times reserve and keep available out of its authorized but unissued shares of common stock to effect the conversion of three hundred percent (300%) of all shares of the Preferred Stock then outstanding.

The Company evaluated its preferred stock and determined that its the Preferred Stock is considered an equity host. In making this determination, the Company’s analysis followed the whole instrument approach which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company’s analysis was based on a consideration of the economic characteristics and risks of the preferred stock. More specifically, the Company evaluated all of the stated and implied substantive terms and features, including: (1) whether the preferred stock included redemption features, (2) how and when any redemption features could be exercised, (3) whether the holders of preferred stock were entitled to dividends, (4) the voting rights of the preferred stock and (5) the existence and nature of any conversion rights. As a result of the Company’s conclusion that the preferred stock represents an equity host, the conversion feature for the Preferred Stock is considered to be clearly and closely related to the preferred stock host instrument. Accordingly, the conversion feature for the Preferred Stock is not considered an embedded derivative that requires bifurcation.

Redemption—

The Preferred Stock is redeemable upon the occurrence of certain deemed liquidation events, as discussed above. In addition, the Company, may at any time, redeem the whole or any part of the outstanding Preferred Stock at a redemption price of $1,000 per share, subject to adjustment, plus all accumulated and unpaid dividends (the “Series A Redemption Price”). Further, if the Company closes on the issuance or sale of common stock or equivalents, including, without limitation, pursuant to an equity line of credit facility, a registered offering, a private investment in public equity or otherwise, resulting in net proceeds to the Company of at least $5,000,000, each holder of Series A Preferred Stock shall have the right to cause the Company to apply up to 30% of the aggregate proceeds from such issuance or sale in excess of $5,000,000, to the redemption of any or all of such holder’s Series A Preferred Stock at the Series A Redemption Price.

As the preferred stock is considered to be contingently redeemable, it has been classified outside of permanent equity. Since the contingent redemption is considered probable, the Series A Preferred Stock will be accreted to its redemption value at each reporting date. The Company recorded accretion of $0.4 million, inclusive of $161 thousand of issuance costs, for the year ended December 31, 2022, which is considered a deemed dividend.

Legacy Comera
Temporary Equity [Line Items]
Convertible Preferred Stock

9. Legacy Comera Convertible Preferred Stock

As of December 31, 2021 and prior to the Transaction, the authorized capital stock of Legacy Comera included 14,051,702 shares of $0.001 par value preferred stock, of which 9,429,006 shares were designated as Series A Convertible Preferred Stock (“Legacy Comera Series A Preferred Stock”) and 4,622,696 shares were designated as Series B Convertible Preferred Stock (“Legacy Comera Series B Preferred Stock”).

In April 2021, Legacy Comera issued 6,000,000, 1,266,667, 527,752, 1,016,669, 514,932, and 102,986 shares of Series A-1, A-2, A-3, A-4, A-5, and A-6 Preferred Stock, respectively. The Legacy Comera Series A Preferred Stock was issued in settlement of previously outstanding capital units of ReForm Biologics, LLC as part of the Reorganization. During the year ended December 31, 2021, the Company issued 3,970,465 shares of Series B convertible preferred stock for net cash proceeds of $9.4 million and 403,287 shares of Series B convertible preferred stock to settle convertible notes originally issued to certain existing investors with a value of $827 thousand.

Immediately prior to the Transaction, all issued and outstanding shares of Legacy Comera Series A and B Preferred Stock were converted into Legacy Comera Common Stock.